Capital disclosures	12 Months Ended
Dec. 31, 2020
Capital disclosures
Capital disclosures

12. Capital disclosures

Vermilion defines capital as net debt (long-term debt plus net working capital) and shareholders’ capital. Vermilion excludes from its definition of capital any obligations secured by an offsetting asset, such as lease obligations.

Vermilion monitors the ratio of net debt to fund flows from operations. As at December 31, 2020, our ratio of net debt to trailing fund flows from operations is 4.19 (2019 – 2.20). Vermilion manages the ratio of net debt to fund flows from operations (refer to Note 3 – Segmented information) by monitoring capital expenditures, dividends, and asset retirement obligations with expected fund flows from operations. Vermilion intends for the ratio of net debt to fund flows from operations to trend towards 1.5 over time.

The following table calculates Vermilion’s ratio of net debt to fund flows from operations:

	Year Ended
	Dec 31, 2020	Dec 31, 2019
Long-term debt	1,933,848	1,924,665
Current liabilities	433,128	416,210
Current assets	(260,993)	(347,681)
Net debt	2,105,983	1,993,194

Ratio of net debt to four quarter trailing fund flows from operations	4.19	2.20